Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity Grants
The Compensation Committee is the administrator of our equity compensation plans and programs. The Compensation Committee makes annual equity grants to our NEOs in the form of stock-based awards, including time-based RSUs (to the CEO) or time-based RSAs (to other NEOs) and Performance RSUs (to all NEOs). Since 2017, the Compensation Committee has not granted stock options or SARs as equity compensation to NEOs. When granted, option awards have been made at an exercise price equal to or exceeding the fair market value per share of our Common Stock on the grant date and have a
10-year
term.
The Compensation Committee typically makes annual short-term and long-term incentive compensation pay decisions during the first quarter of the year to allow dissemination of our fourth-quarter and year-end
earnings announcements prior to the grant dates of such awards. In some cases, the Compensation Committee will grant awards that are contingent, with conditions precedent that may include commencement of employment or the execution and delivery of employment or other documents, or may authorize awards as of future grant dates. The equity awards to the NEOs are subject to contractual provisions governing the acceleration of vesting on specified events.
The Compensation Committee has not delegated its authority to make equity awards or prescribe the terms (including vesting terms) to our management. During 2025, the Compensation Committee did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method
The Compensation Committee is the administrator of our equity compensation plans and programs. The Compensation Committee makes annual equity grants to our NEOs in the form of stock-based awards, including time-based RSUs (to the CEO) or time-based RSAs (to other NEOs) and Performance RSUs (to all NEOs). Since 2017, the Compensation Committee has not granted stock options or SARs as equity compensation to NEOs. When granted, option awards have been made at an exercise price equal to or exceeding the fair market value per share of our Common Stock on the grant date and have a
10-year
term.
The Compensation Committee typically makes annual short-term and long-term incentive compensation pay decisions during the first quarter of the year to allow dissemination of our fourth-quarter and year-end
earnings announcements prior to the grant dates of such awards. In some cases, the Compensation Committee will grant awards that are contingent, with conditions precedent that may include commencement of employment or the execution and delivery of employment or other documents, or may authorize awards as of future grant dates. The equity awards to the NEOs are subject to contractual provisions governing the acceleration of vesting on specified events.

Award Timing Predetermined	false
Award Timing, How MNPI Considered	During 2025, the Compensation Committee did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false